Prospectus


January 30, 2000, as revised March 30, 2000


Putnam Balanced Fund


Class A, B, C and M shares

Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.




    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 6  What are the fund's main investment strategies and related risks?

 9  Who manages the fund?

10  How does the fund price its shares?

11  How do I buy fund shares?

14  How do I sell fund shares?

15  How do I exchange fund shares?

16  Fund distributions and taxes

17  Financial highlights


[SCALE LOGO OMITTED]



Fund summary

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS AND BONDS


We invest mainly in a combination of bonds and U.S. growth stocks, with a greater focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We buy bonds of governments and private companies. These bonds are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest in midsized and large companies.


MAIN RISKS

The main risks that could adversely affect the value of this fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that prices of bonds we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that issuers of bonds we buy will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.


You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION


The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of two broad measures of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1995         30.06%
1996         13.75%
1997         21.39%
1998         26.94%
1999         26.97%



Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the periods shown in the bar chart, the highest return for a quarter was 20.54% (quarter ending 12/31/99) and the lowest return for a quarter was -5.77% (quarter ending 9/30/98).


Average Annual Total Returns (for periods ending 12/31/99)
-------------------------------------------------------------------------------
                                                                    Since
                                                         Past     inception
                                                        1 year    (1/3/95)
-------------------------------------------------------------------------------
Class A                                                 19.69%     22.27%
Class B                                                 21.02%     22.53%
Class C                                                 25.02%     22.80%
Class M                                                 21.92%     22.23%
Standard & Poor's 500
Composite Stock Index                                   21.04%     28.56%
Russell 1000 [REGISTRATION MARK] Growth Index           33.16%     32.42%
Lehman Brothers Intermediate
Treasury Bond Index                                      0.40%      6.92%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Both class A and class M share performance reflect the current maximum initial sales charges; both class B and class C share performance reflect the maximum applicable deferred sales charge if shares had been redeemed on 12/31/99. For periods before the inception of class B shares, class C shares and class M shares, performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher
12b-1 fees paid by the class B, class C and class M shares. The fund's performance benefited from Putnam Management's agreement (since inception) to limit the fund's expenses. The fund's performance is compared to the Standard & Poor's 500 Composite Stock Index, an unmanaged index of common stocks that is frequently used as a general measure of stock market performance, the Russell 1000 [REGISTRATION MARK] Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values and the Lehman Brothers Intermediate Treasury Bond Index, an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.


FEES AND EXPENSES


This table summarizes the fees and expenses you may pay if you invest in the fund. Except as noted, expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
-------------------------------------------------------------------------------
                                   Class A   Class B   Class C   Class M
-------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed
on Purchases
(as a percentage
of the offering price)                5.75%     NONE      NONE      3.25%

Maximum Deferred
Sales Charge (Load)
(as a percentage of the
original purchase price
or redemption proceeds,
whichever is lower)                   NONE*     5.00%     1.00%     NONE

-------------------------------------------------------------------------------
Annual Fund Operating Expenses**
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                               Total
                                              Annual
                                               Fund
        Management  Distribution   Other     Operating     Expense       Net
          Fees     (12b-1) Fees   Expenses   Expenses   Reimbursement  Expenses
-------------------------------------------------------------------------------
Class A   0.65%        0.25%       1.68%       2.58%       -1.45%        1.13%
Class B   0.65%        1.00%       1.68%       3.33%       -1.45%        1.88%
Class C   0.65%        1.00%       1.68%       3.33%       -1.45%        1.88%
Class M   0.65%        0.75%       1.68%       3.08%       -1.45%        1.63%
-------------------------------------------------------------------------------

 * A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

** Reflects Putnam Management's contractual obligation to limit fund expenses through September 30, 2000 and the activation of the fund's 12b-1 fees.


EXAMPLE


The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.
-------------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
-------------------------------------------------------------------------------
Class A                  $684        $1,201        $1,744        $3,220
Class B                  $691        $1,189        $1,811        $3,352*
Class B
(no redemption)          $191        $  889        $1,611        $3,352*
Class C                  $291        $  889        $1,611        $3,524
Class C
(no redemption)          $191        $  889        $1,611        $3,524
Class M                  $485        $1,113        $1,766        $3,509
-------------------------------------------------------------------------------

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in bonds and growth stocks. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


We seek to purchase stock that trades at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it.


* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease them. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.


Some securities give the issuer the option to call, or redeem these investments before their maturity date. If an issuer "calls" its securities during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.


"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the fund's yield, which factors out the effect of premium investments, with its current dividend rate, which does not factor out that effect.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.


We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 20% of the fund's total assets in non investment-grade investments. However, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Credit risk is generally greater for investments that are issued at less than their face value and that require payments of interest only at maturity rather than at intervals during the life of the investment.

Although investment grade investments generally have lower credit risk, they may share some of the risks of non-investment grade investments.

* Mortgage-backed investments. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to other debt, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make it difficult to buy or sell them.


* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and mid-sized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.


* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, asset-backed securities and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).


* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund's last fiscal year. Due to the expense limitation in effect during the fiscal year, the fund was reimbursed for the full amount of the management fee. See "Annual Fund Operating Expenses." Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


-----------------------------------------------------------------------------
Manager                       Since  Experience
-----------------------------------------------------------------------------
David Santos                  1999   1986 - Present      Putnam Management
Senior Vice President
-----------------------------------------------------------------------------
Manuel Weiss                  1998   1987 - Present      Putnam Management
Senior Vice President
-----------------------------------------------------------------------------
Michael Martino               2000   1994 - Present      Putnam Management
Vice President
-----------------------------------------------------------------------------



How does the fund price its shares?


The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.


The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.


WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 5.75%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of up to 5.00% if you sell shares within 6 years after purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* Convert automatically to class A shares after 8 years, reducing the future 12b-1 fee (may convert sooner in some cases)

* Orders for class B shares for $250,000 or more are treated as orders for class A shares or refused

Class C shares

* No initial sales charge; your entire investment goes to work for you

* Deferred sales charge of 1.00% if you sell shares within one year after purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

* Orders of $1,000,000 or more and orders that, because of a right of accumulation or statement of intent, would qualify for the purchase of class A shares without an initial sales charge will be treated as orders for class A shares or refused

Class M shares

* Initial sales charge of up to 3.50%

* Lower sales charge for investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

-------------------------------------------------------------------------------
Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                         Class A sales charge        Class M sales charge
                          as a percentage of:         as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase       Net amount   Offering   Net amount      Offering
at offering price ($)     invested     price*    invested         price*
-------------------------------------------------------------------------------
Under 50,000                6.10%       5.75%      3.63%          3.50%
50,000 but under
100,000                     4.71        4.50       2.56           2.50
100,000 but under
250,000                     3.63        3.50       1.52           1.50
250,000 but under
500,000                     2.56        2.50       1.01           1.00
500,000 but under
1,000,000                   2.04        2.00       NONE           NONE
1,000,000 and above         NONE        NONE       NONE           NONE
-------------------------------------------------------------------------------

* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6     7+
-------------------------------------------------------------------------------
Charge                    5%     4%     3%     3%     2%     1%    0%

A deferred sales charge of 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.


* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates of up to 0.35% of the fund's average net assets on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% and 0.75% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.


How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemptions may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.


By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.


* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?


If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes


The fund normally distributes any net investment income quarterly and any net realized capital gains annually. You may choose to:


* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.


The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund's investment in foreign securities or foreign currencies may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights


The financial highlights table for class A shares is intended to help you understand the fund's recent financial performance. No class B, class C or class M shares were outstanding during the periods. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
                                                                     For the
                                                                     period
                                                                     Jan. 3,
                                                                    1995+ to
                                 Year ended September 30            Sept. 30
                            ---------------------------------------------------
                            1999      1998      1997      1996        1995
-------------------------------------------------------------------------------
Net asset value,
beginning of period        $11.92     $11.90   $11.03     $10.56     $8.50
-------------------------------------------------------------------------------
Investment operations
Net investment incomea        .25cd      .22c     .25        .29       .23
Net realized and unrealized
gain on investments          2.02       1.05     2.16       1.18      1.83
-------------------------------------------------------------------------------
Total from investment
operations                   2.27       1.27     2.41       1.47      2.06
-------------------------------------------------------------------------------
Less distributions:
From net investment income   (.22)      (.25)    (.27)      (.35)       --
From net realized gain on
investments                 (1.34)     (1.00)   (1.27)      (.65)       --
-------------------------------------------------------------------------------
Total distributions         (1.56)     (1.25)   (1.54)     (1.00)       --
-------------------------------------------------------------------------------
Net asset value,
end of period              $12.63     $11.92   $11.90     $11.03    $10.56
-------------------------------------------------------------------------------
Ratios and supplemental
data
Total return at
net asset value (%)b        20.25      12.18    24.58      15.01    24.24*
Net assets, end of period
(in thousands)             $3,967     $3,147   $2,769     $2,246   $1,951
-------------------------------------------------------------------------------
Ratio of expenses to
average net assets
(%)ac                         .78        .77      .71        .73      .54*
Ratio of net investment
income to average net
assets (%)a                  2.05       1.82     2.29       2.72     2.44*
Portfolio turnover (%)     123.90     139.55   151.15     170.75    95.15*
-------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

a Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund for the periods ended September 30, 1999, 1998, 1997, 1996 and 1995 reflect a reduction of $0.19, $0.13, $0.12, $0.15, and $0.23 per share, respectively.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

d Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Glossary of terms

------------------------------------------------------------------------------
Bond                     An IOU issued by a government or corporation that
                         usually pays interest.
------------------------------------------------------------------------------
Capital                  A profit or loss on the sale of securities (generally
gain/loss                stocks or bonds).
------------------------------------------------------------------------------
Class A, B, C, M         Types of shares, each class offering investors a
shares                   different way to pay sales charges and
                         distribution fees.  A fund's prospectus explains the
                         availability and attributes of each type.
------------------------------------------------------------------------------
Common                   A unit of ownership of a corporation.
stock
------------------------------------------------------------------------------
Distribution             A payment from a mutual fund to shareholders. It may
                         include interest from bonds and dividends from stocks
                         (dividend distributions). It may also include profits
                         from the sale of securities from the fund's portfolio
                         (capital gains distributions).
------------------------------------------------------------------------------
Net asset                The value of one share of a mutual fund without
value (NAV)              regard to sales charges. Some bond funds aim for a
                         steady NAV, representing stability; most stock funds
                         aim to raise NAV, representing growth in the value of
                         an investment.
------------------------------------------------------------------------------
Public offering          The purchase price of one class A or class M share of
price (POP)              a mutual fund, including the applicable "front-end"
                         sales charge.
------------------------------------------------------------------------------
Total return             A measure of performance showing the change in the
                         value of an investment over a given period, assuming
                         all earnings are reinvested.
------------------------------------------------------------------------------
Yield                    The percentage rate at which a fund has earned income
                         from its investments over the indicated period.


Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

  Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

  Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

* SYSTEMATIC EXCHANGE

  Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

* FREE EXCHANGE PRIVILEGE

  Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

* DIVIDENDS PLUS

  Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

  To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam Mutual Funds that a Statement of Intention is in effect.

  Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and system atic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

  For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.



Putnam Family of Fundsa

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Capital Appreciation Fundb
Putnam Capital Opportunities Fund
Putnam Emerging Markets Fund
Putnam Europe Growth Fund
Putnam Global Equity Fund
Putnam Global Growth Fund
Putnam Global Natural Resources Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International Growth Fund
Putnam International New Opportunities Fund
Putnam International Voyager Fund
Putnam Investors Fund
Putnam New Opportunities Fundb
Putnam OTC & Emerging Growth Fund
Putnam Research Fund
Putnam Vista Fund
Putnam Voyager Fund
Putnam Voyager Fund II

PUTNAM GROWTH AND INCOME FUNDS

Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
Putnam Global Growth and Income Fund
The Putnam Fund for Growth and Income
Putnam Growth and Income Fund II
Putnam International Growth and Income Fund
Putnam New Value Fund
Putnam Small Cap Value Fund
Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fundb
Putnam High Yield Trustb
Putnam High Yield Trust II
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam Preferred Income Fund
Putnam Strategic Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax-free income fundsc
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.

The three portfolios:

Balanced Portfolio
Conservative Portfolio
Growth Portfolio

PUTNAM MONEY MARKET FUNDSd

Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

a As of 12/31/99.

b New investments restricted; see your financial advisor for details.

c Not available in all states.

d Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve an investment's net asset value at $1.00 per share, it is possible to lose money by investing in them.

Please call your financial advisor or Putnam Mutual Funds to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.



For more information about Putnam Balanced Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.



P U T N A M  I N V E S T M E N T S

             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminv.com


             File No. 811-7237    NP072 59453 3/00




Prospectus

January 30, 2000 as revised March 30, 2000

Putnam Balanced Fund

Class A shares -- for eligible retirement plans
Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully. This prospectus only offers class A shares of the fund without a sales charge to eligible retirement plans.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.



    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 8  Who manages the fund?

 8  How does the fund price its shares?

 9  How do I buy fund shares?

10  How do I sell fund shares?

10  How do I exchange fund shares?

11  Fund distributions and taxes

12  Financial highlights


Putnam Defined Contribution Plans


[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS AND BONDS

We invest mainly in a combination of bonds and U.S. growth stocks, with a greater focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We buy bonds of governments and private companies. These bonds are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest in midsized and large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that prices of bonds we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that issuers of bonds we buy will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

You can lose money by investing in the fund. The fund may not achieve its goals, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class A shares. The table following the chart compares the fund's performance to that of two broad measures of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

1995           30.06%
1996           13.75%
1997           21.39%
1998           26.94%
1999           26.97%


During the periods shown in the bar chart, the highest return for a quarter was 20.54% (quarter ending 12/31/99) and the lowest return for a quarter was -5.77% (quarter ending 9/30/98).

------------------------------------------------------------------------------
Average Annual Total Returns (for periods ending 12/31/99)
------------------------------------------------------------------------------
                                                                 Since
                                           Past                inception
                                          1 year                (1/3/95)
------------------------------------------------------------------------------
Class A                                   26.97%                 23.74%
Standard & Poor's 500
Composite Stock Index                     21.04%                 28.56%
Russell 1000 [REGISTRATION MARK]
Growth Index                              33.16%                 32.42%
Lehman Brothers Intermediate
Treasury Bond Index                        0.40%                  6.92%
------------------------------------------------------------------------------

Class A share performance reflects the waiver of sales charges for purchases through eligible retirement plans. The fund's performance has benefited from Putnam Management's agreement (since inception) to limit the fund's expenses. The fund's performance is compared to the Standard & Poor's 500 Composite Stock Index, an unmanaged index of common stocks that is frequently used as a general measure of stock market performance, the Russell 1000 [REGISTRATION MARK] Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values and the Lehman Brothers Intermediate Treasury Bond Index, an unmanaged index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class A shares of the fund. Expenses are based on the fund's last fiscal year.

------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                     NONE
Maximum Deferred Sales Charge (Load)                          0.75%*
------------------------------------------------------------------------------

Annual Fund Operating Expenses **
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                              Total
                                             Annual
                                              Fund
        Management  Distribution   Other    Operating     Expense        Net
           Fees     (12b-1) Fees  Expenses  Expenses   Reimbursement  Expenses
------------------------------------------------------------------------------
Class A    0.65%        0.25%       1.68%       2.58%       -1.45%      1.13%
------------------------------------------------------------------------------

 * The deferred sales charge is applicable only to a plan that redeems 90% or more of its cumulative purchases within two years of its initial purchase, and only if Putnam Mutual Funds paid a commission on the plan's purchases.

** Reflects Putnam Management's contractual obligation to limit fund expenses through September 30, 2000 and the activation of the fund's 12b-1 fees.


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                        1 year       3 years       5 years      10 years
------------------------------------------------------------------------------
Class A                  $190          $664        $1,240        $2,806
------------------------------------------------------------------------------

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in bonds and growth stocks. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

We seek to purchase stock that trades at a higher multiple of current earnings than other stock. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it.

* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease them. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some securities give the issuer the option to call, or redeem these investments before their maturity date. If an issuer "calls" its securities during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the fund's yield, which factors out the effect of premium investments, with its current dividend rate, which does not factor out that effect.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 20% of the fund's total assets in non investment-grade investments. However, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Credit risk is generally greater for investments that are issued at less than their face value and that require payments of interest only at maturity rather than at intervals during the life of the investment.

Although investment grade investments generally have lower credit risk, they may share some of the risks of non-investment grade investments.

* Mortgage-backed investments. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to other debt, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make it difficult to buy or sell them.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and mid-sized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, asset-backed securities and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund's last fiscal year. Due to the expense limitation in effect during the fiscal year, the fund was reimbursed for the full amount of the management fee. See "Annual Fund Operating Expenses." Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

------------------------------------------------------------------------------
Manager                       Since  Experience
------------------------------------------------------------------------------
David Santos                  1999   1986 - Present     Putnam Management
Senior Vice President
------------------------------------------------------------------------------
Manuel Weiss                  1998   1987 - Present     Putnam Management
Senior Vice President
------------------------------------------------------------------------------
Michael Martino               2000   1994 - Present     Putnam Management
Vice President
------------------------------------------------------------------------------


How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Mutual Funds Corp. (Putnam Mutual Funds) generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. The fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently limit payments on class A shares to 0.25% of average net assets. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

* Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if it invests at least $1 million in class A shares. A deferred sales charge of up to 0.75% will apply if the plan redeems 90% or more of its cumulative purchases within two years of the plan's initial purchase of class A shares, and only if Putnam Mutual Funds paid a commission on the plan's purchase. Employer-sponsored plans may make additional investments of any amount at any time.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investment in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.


FINANCIAL HIGHLIGHTS

CLASS A
(For a share outstanding throughout the period)
                                                                    For the
                                                                    period
                                                                   Jan. 3,
                                                                   1995+ to
                             Year ended September 30               Sept. 30
                       ------------------------------------------------------
                       1999        1998        1997        1996      1995
-----------------------------------------------------------------------------
Net asset value,
beginning of period   $11.92      $11.90      $11.03       $10.56    $8.50
-----------------------------------------------------------------------------
Investment operations
Net investment
incomea                  .25cd       .22c        .25          .29      .23
Net realized and
unrealized gain on
investments             2.02        1.05        2.16         1.18     1.83
-----------------------------------------------------------------------------
Total from
investment operations   2.27        1.27        2.41         1.47     2.06
-----------------------------------------------------------------------------
Less distributions:
From net investment
income                  (.22)       (.25)       (.27)        (.35)      --
From net realized
gain on investments    (1.34)      (1.00)      (1.27)        (.65)      --
-----------------------------------------------------------------------------
Total distributions    (1.56)      (1.25)      (1.54)       (1.00)      --
-----------------------------------------------------------------------------
Net asset value,
end of period         $12.63      $11.92      $11.90       $11.03   $10.56
-----------------------------------------------------------------------------
Ratios and
supplemental data
Total return at
net asset value
(%)b                   20.25       12.18       24.58        15.01    24.24*
Net assets,
end of period
(in thousands)        $3,967      $3,147      $2,769       $2,246   $1,951
-----------------------------------------------------------------------------
Ratio of expenses to
average net assets
(%)ac                    .78         .77         .71          .73      .54*
Ratio of net investment
income to average
net assets (%)a         2.05        1.82        2.29         2.72     2.44*
Portfolio turnover
(%)                   123.90      139.55      151.15       170.75    95.15*
-----------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

a Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund for the periods ended September 30, 1999, 1998, 1997, 1996 and 1995 reflect a reduction of $0.19, $0.13, $0.12, $0.15, and $0.23 per share, respectively.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

d Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


[This page left intentionally blank]

[This page left intentionally blank]


For more information
about Putnam Balanced Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.


You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.



P U T N A M  I N V E S T M E N T S

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109
             1-800-752-9894

             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminv.com

59532 3/00   File No. 811-7237



Prospectus


January 30, 2000 as revised March 30, 2000


Putnam Balanced Fund


Class Y shares

Investment Category: Growth and Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.




    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 8  Who manages the fund?

 9  How does the fund price its shares?

 9  How do I buy fund shares?

10  How do I sell fund shares?

10  How do I exchange fund shares?

11  Fund distributions and taxes


Putnam Defined Contribution Plans


[SCALE LOGO OMITTED]



Fund summary

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES -- GROWTH STOCKS AND BONDS

We invest mainly in a combination of bonds and U.S. growth stocks, with a greater focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We buy bonds of governments and private companies. These bonds are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest in midsized and large companies.

MAIN RISKS


The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:


* The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that prices of bonds we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that issuers of bonds we buy will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund's performance.

You can lose money by investing in the fund. The fund may not achieve its goals, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of two broad measures of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1995         30.06%
1996         13.75%
1997         21.39%
1998         26.94%
1999         26.97%


During the periods shown in the bar chart, the highest return for a quarter was 20.54% (quarter ending 12/31/99) and the lowest return for a quarter was -5.77% (quarter ending 9/30/98).

Performance of class Y shares, which were not in existence during the period, in the bar chart and table following the chart, is derived from the historical performance of class A shares (not offered by this prospectus). Performance of class Y shares prior to their inception does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares.

----------------------------------------------------------------------------
Average Annual Total Returns (for periods ending 12/31/99)
----------------------------------------------------------------------------
                                                                    Since
                                                     Past         inception
                                                    1 year         (1/3/95)
----------------------------------------------------------------------------
Class Y                                             26.97%         23.74%
Standard & Poor's 500 Composite Stock Index         21.04%         28.56%
Russell 1000 [REGISTRATION MARK] Growth Index       33.16%         32.42%
Lehman Brothers Intermediate Treasury Bond Index     0.40%          6.92%
----------------------------------------------------------------------------

The fund's share performance has benefited from Putnam Management's agreement (since inception) to limit the fund's expenses. The fund's performance is compared to the Standard & Poor's 500 Composite Stock Index, an unmanaged index of common stocks that is frequently used as a general measure of stock market performance, the Russell 1000 [REGISTRATION MARK] Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values and the Lehman Brothers Intermediate Treasury Bond Index, an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.


FEES AND EXPENSES


This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's last fiscal year.

----------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
----------------------------------------------------------------------------
                                       Total
                                      Annual
                                       Fund
            Management     Other     Operating       Expense        Net
               Fees      Expenses    Expenses     Reimbursement   Expenses
----------------------------------------------------------------------------
Class Y        0.65%       1.68%       2.33%        -1.45%         0.88%
----------------------------------------------------------------------------

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

----------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
----------------------------------------------------------------------------
Class Y                 $90          $588         $1,113        $2,554
----------------------------------------------------------------------------


What are the fund's main investment strategies and  related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing mainly in bonds and growth stocks. We will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Common stocks. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

We seek to purchase stock that trades at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company's earnings growth is wrong, or if our judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that we have placed on it.

* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally decrease them. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some securities give the issuer the option to call, or redeem these investments before their maturity date. If an issuer "calls" its securities during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the fund's yield, which factors out the effect of premium investments, with its current dividend rate, which does not factor out that effect.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 20% of the fund's total assets in non investment-grade investments. However, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Credit risk is generally greater for investments that are issued at less than their face value and that require payments of interest only at maturity rather than at intervals during the life of the investment.

Although investment grade investments generally have lower credit risk, they may share some of the risks of non-investment grade investments.

* Mortgage-backed investments. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to other debt, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make it difficult to buy or sell them.

* Foreign investments. We may invest in securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

* Smaller companies. We may invest in smaller and mid-sized companies. Smaller companies, which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller and mid-sized companies may therefore be more vulnerable to adverse developments than those of larger companies.


* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.


* Other investments. In addition to the main investment strategies described above, we may make other investments, such as investments in preferred stocks, convertible securities, asset-backed securities and derivatives, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The fund's Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.65% of average net assets for the fund's last fiscal year. Due to the expense limitation in effect during the fiscal year, the fund was reimbursed for the full amount of the management fee. See "Annual Fund Operating Expenses." Putnam Management's address is One Post Office Square, Boston, MA 02109.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

-------------------------------------------------------------------------------
Manager                       Since  Experience
-------------------------------------------------------------------------------
David Santos                  1999   1986 - Present   Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
Manuel Weiss                  1998   1987 - Present   Putnam Management
Senior Vice President
-------------------------------------------------------------------------------
Michael Martino               2000   1994 - Present   Putnam Management
Vice President
-------------------------------------------------------------------------------


How does the fund price its shares?


The price of the fund's shares is based on its net asset value (NAV). The NAV equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.


The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

How do I buy fund shares?


All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Mutual Funds Corp. (Putnam Mutual Funds) generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if Putnam Management determines that doing so would be in the best interests of the fund and its shareholders.

* Eligible purchasers. A defined contribution plan (including a corporate
  IRA) is eligible to purchase class Y shares if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or

* the plan's sponsor confirms a good faith expectation that investments in Putnam-managed assets by the sponsor and its employee benefit plans will attain $150 million (using the higher of purchase price or current market value) within one year of initial purchase, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.


How do I sell fund shares?


Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.


The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund normally distributes any net investment income quarterly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If another option is not selected, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

The fund's investment in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's return on those investments would be decreased.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.



For more information about Putnam Balanced Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders includes additional information about the fund. The SAI, and the independent accountant's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.




P U T N A M  I N V E S T M E N T S

             Putnam Defined Contribution Plans
             One Post Office Square
             Boston, Massachusetts 02109

             1-800-752-9894


             Address correspondence to
             Putnam Investor Services
             P.O. Box 989
             Boston, Massachusetts 02103

             www.putnaminv.com


59534 3/00   File No. 811-7237